LONG-TERM INVESTMENT (Details)								12 Months Ended
	Mar. 15, 2022 USD ($)	Feb. 15, 2022 USD ($)	Dec. 27, 2021 USD ($)	Sep. 30, 2021 USD ($)	Aug. 04, 2021 USD ($)	Apr. 08, 2021 USD ($)	Apr. 04, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2011 CNY (¥)
LONG-TERM INVESTMENT
Payments to acquire equity securities								$ 25,000,000
Wenzhou Longlian Development
LONG-TERM INVESTMENT
Dividend income								50,713
Wenzhou Longlian Development Co., Ltd.
LONG-TERM INVESTMENT
Equity method investments | ¥										¥ 2,083,300
Ownership percentage										2.0833%
Long-term investment				$ 323,323				$ 323,323	$ 292,866
CG Malta
LONG-TERM INVESTMENT
Payment that shall be completed within threshold period	$ 5,000,000	$ 5,000,000
Investment at cost									$ 25,000,000
CG Malta | Subscription agreement
LONG-TERM INVESTMENT
Ownership percentage						12.00%
Payments to acquire equity securities						$ 35,000,000	$ 15,000,000
Additional interest agreed to acquire						13
Subscription agreement term						4 months
CG Malta | First amendment to the subscription agreement
LONG-TERM INVESTMENT
Ownership percentage					15.73%
Payments to acquire equity securities				$ 10,000,000	$ 35,000,000
CG Malta | Second amendment to the subscription agreement
LONG-TERM INVESTMENT
Payments to acquire equity securities			$ 25,000,000